SEGMENT INFORMATION - SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of operating segments [line items]
Total revenue	¥ 20,206,157	$ 3,170,787	¥ 16,349,366	¥ 21,178,351
Segment result	(1,249,586)	(196,087)	(690,745)	1,009,092
Finance costs - net	74,576	11,702	60,645	56,710
Share of results of associates, net of tax	18,144	2,847	22,162	(7,039)
Depreciation of fixed assets	1,786,110		1,662,179	1,637,298
Depreciation of right-of-use assets	68,410		65,511	65,324
Amortization of long-term prepaid expenses	27,381		19,340	16,438
Impairment of fixed assets	16,796		11,835	20,697
Provision for impairment of materials and supplies	5,695		0	10,793
Reversal of impairment losses on financial assets	(40,613)	(6,373)	(358)	0
Overtime [member]
Disclosure of operating segments [line items]
Total revenue	19,920,219		16,146,756	20,880,326
At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	226,706		159,782	298,025
Lease [member]
Disclosure of operating segments [line items]
Total revenue	59,232		42,828	0
Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(100,120)		(39,923)	(56,735)
Segment result	(6,111)		0	0
Finance costs - net	0		0	0
Share of results of associates, net of tax	0		0	0
Depreciation of fixed assets	0		0	0
Depreciation of right-of-use assets	0		0	0
Amortization of long-term prepaid expenses	0		0	0
Impairment of fixed assets	0		0	0
Provision for impairment of materials and supplies	0		0	0
Reversal of impairment losses on financial assets	0		0	0
Eliminations [member] | Overtime [member]
Disclosure of operating segments [line items]
Total revenue	(100,120)		(39,923)	(56,735)
Eliminations [member] | At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	0		0	0
Eliminations [member] | Lease [member]
Disclosure of operating segments [line items]
Total revenue	0		0	0
The Railway Transportation Business [member]
Disclosure of operating segments [line items]
Total revenue	20,100,669		16,245,086	20,963,634
Segment result	(1,150,323)		(584,770)	1,045,581
Finance costs - net	74,382		60,464	56,439
Share of results of associates, net of tax	18,144		22,162	(7,039)
Depreciation of fixed assets	1,781,921		1,657,475	1,633,185
Depreciation of right-of-use assets	57,078		54,179	53,992
Amortization of long-term prepaid expenses	26,760		18,886	16,008
Impairment of fixed assets	16,796		11,835	20,697
Provision for impairment of materials and supplies	5,695		0	10,793
Reversal of impairment losses on financial assets	(40,608)		(78)	0
The Railway Transportation Business [member] | Overtime [member]
Disclosure of operating segments [line items]
Total revenue	19,908,398		16,139,060	20,826,847
The Railway Transportation Business [member] | At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	154,811		85,664	136,787
The Railway Transportation Business [member] | Lease [member]
Disclosure of operating segments [line items]
Total revenue	37,460		20,362	0
The Railway Transportation Business [member] | Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(100,120)		(39,923)	(56,735)
All other segments [member]
Disclosure of operating segments [line items]
Total revenue	205,608		144,203	271,452
Segment result	(93,152)		(105,975)	(36,489)
Finance costs - net	194		181	271
Share of results of associates, net of tax	0		0	0
Depreciation of fixed assets	4,190		4,704	4,113
Depreciation of right-of-use assets	11,332		11,332	11,332
Amortization of long-term prepaid expenses	621		454	430
Impairment of fixed assets	0		0	0
Provision for impairment of materials and supplies	0		0	0
Reversal of impairment losses on financial assets	(5)		(280)	0
All other segments [member] | Overtime [member]
Disclosure of operating segments [line items]
Total revenue	111,941		47,619	110,214
All other segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Total revenue	71,895		74,118	161,238
All other segments [member] | Lease [member]
Disclosure of operating segments [line items]
Total revenue	21,772		22,466	0
Railroad business [member]
Disclosure of operating segments [line items]
Total revenue	19,019,131	2,984,517	15,385,428	20,025,568
Revenue from external customers	19,019,131		0	0
Inter segment revenue	0		0	0
Depreciation of fixed assets	1,755,502	275,477	1,631,331	1,612,683
Depreciation of right-of-use assets	57,078	8,957	54,179	53,992
Railroad business [member] | Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	0		0	0
Revenue from external customers	0		0	0
Inter segment revenue	0		0	0
Railroad business [member] | The Railway Transportation Business [member]
Disclosure of operating segments [line items]
Total revenue	19,019,131		15,385,428	20,025,568
Revenue from external customers	19,019,131		15,385,428	20,025,568
Inter segment revenue	0		0	0
Railroad business [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	0		0	0
Revenue from external customers	0		0	0
Inter segment revenue	0		0	0
Other businesses [member]
Disclosure of operating segments [line items]
Total revenue	1,187,026	186,270	963,938	1,152,783
Revenue from external customers	1,187,026		963,938	1,152,783
Inter segment revenue	0		0	0
Depreciation of fixed assets	30,608	4,803	30,848	24,615
Depreciation of right-of-use assets	11,332	$ 1,778	11,332	11,332
Other businesses [member] | Eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(100,120)		(39,923)	(56,735)
Inter segment revenue	(100,120)		(39,923)	(56,735)
Other businesses [member] | The Railway Transportation Business [member]
Disclosure of operating segments [line items]
Total revenue	1,081,538		859,658	938,066
Revenue from external customers	1,081,538		859,658	938,066
Inter segment revenue	0		0	0
Other businesses [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	205,608		144,203	271,452
Revenue from external customers	105,488		104,280	214,717
Inter segment revenue	¥ 100,120		¥ 39,923	¥ 56,735

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.